Income Tax (Reconciliation of Income Tax) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	¥ 590,778	¥ 2,656,128	¥ 6,808,121
Expected PRC income tax at the statutory tax rate of 25%	(147,695)	(664,032)	(1,702,032)
Tax effect of share of profit of investments accounted for using the equity method	178,685	239,562	218,024
Tax effect of other non-taxable income	54,379	7,459	14,770
Tax deductions for R&D expenses	11,863	7,500	2,500
Tax effect of non-deductible loss, expenses and costs	(51,543)	(42,906)	(20,123)
True up for final settlement of enterprise income taxes in respect of previous years	9,188	2,618	(12,678)
Tax losses for which no deferred income tax asset was recognized	(2,821)	(9,578)	(10,017)
Utilization of previously unrecognized tax losses	13,564	30,414	37,653
Income tax (expense)/credit	¥ 65,620	¥ (428,963)	¥ (1,471,903)
PRC income tax rate	25.00%	25.00%	25.00%